Collaboration Agreements - Schedule of Changes in Contract Assets and Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Contract assets:
Accounts receivable, BALANCE BEGINNING OF PERIOD	$ 0	$ 0
Accounts receivable, ADDITIONS	10,000	56,000
Accounts receivable, DEDUCTIONS	(10,000)	(5,600)
Accounts receivable, BALANCE END OF PERIOD	0	0
Contract liabilities:
Deferred revenue, BALANCE BEGINNING OF PERIOD	55,612
Deferred revenue, ADDITIONS	10,000	56,000
Deferred revenue, DEDUCTIONS	(1,275)	(388)
Deferred revenue, BALANCE END OF PERIOD	$ 64,337	$ 55,612